Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2013